1933 ACT REGISTRATION NO. _________
                                             1940 ACT REGISTRATION NO. _________
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ---------

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER
        THE SECURITIES ACT OF 1933 ..................................  X
         PRE-EFFECTIVE AMENDMENT NO. ................................
         POST-EFFECTIVE AMENDMENT NO. ...............................
          AND/OR
      REGISTRATION STATEMENT UNDER
        THE INVESTMENT COMPANY OF 1940...............................  X
         AMENDMENT NO. ..............................................

                                   ---------

                             THE LEGACY FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                   61 BROADWAY
                          NEW YORK, NEW YORK 10006-2802
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 269-7862

                                 JAMES H. BLUCK
                            HUGHES HUBBARD & REED LLP
                             ONE BATTERY PARK PLAZA
                            NEW YORK, NEW YORK 10004
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

      APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the Registration Statement.

      REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, AS AMENDED, OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTUING PURSUANT TO SECTION 8(A), MAY DETERMINE.

      TITLE OF SECURITIES BEING REGISTERED: CLASS A STOCK, PAR VALUE $.001 PER SHARE

================================================================================

                             THE LEGACY FUNDS, INC.
                                   -----------

                              CROSS REFERENCE SHEET


N-1A ITEM NO.                                           LOCATION
-------------                                           --------

PART A   INFORMATION REQUIRED IN A PROSPECTUS

Item 1.  Front and Back Cover Pages...................  Front and Back Cover
                                                          Pages of the
                                                          Prospectus

Item 2.  Risk/Return Summary:  Investments,
         Risks, and Performance.......................  Investment Objective
                                                          and Philosophy;
                                                          Investment Process;
                                                          Principal risk

Item 3.  Risk/Return Summary:  Fee Table..............  Fees and Expenses

Item 4.  Investment Objectives, Principal
         Strategies, and Related Risks................  Additional Information
                                                          about the Fund's
                                                          Investments;
                                                          Additional Risk
                                                          Information

Item 5.  Management's Discussion of Fund
         Performance..................................  Not Applicable

Item 6.  Management, Organization, and Capital
         Structure....................................  Investment Adviser;
                                                          Portfolio Manager;
                                                          Invetment
                                                          Performance of the
                                                          Portfolio Manager

Item 7.  Shareholder Information......................  Purchasing Shares;
                                                          Selling Shares;
                                                          Retirement Investing;
                                                          Account Instructions;
                                                          Distributions and
                                                          Taxation

Item 8.  Distribution Arrangements....................  Marketing, Distribution
                                                          and Administration

Item 9.  Financial Highlights Information.............  Not Applicable

PART B   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 10. Cover Page and Table of Contents.............  Cover Page and Table
                                                          of Contents of the
                                                          Statement of
                                                          Additional
                                                          Information

Item 11. Fund History.................................  General Information


Item 12. Description of the Fund and Its
         Investments and Risks........................  Additional Information
                                                          About the Fund's
                                                          Investments;
                                                          Investment
                                                          Restrictions;
                                                          Portfolio Transactions
                                                          and Turnover

Item 13. Management of the Fund.......................  Management of the Trust

Item 14. Control Persons and Principal Holders of
         Securities...................................  Management of the Trust

Item 15. Investment Advisory and Other Services.......  Management of the Trust;
                                                          Service Agreements

Item 16. Brokerage Allocation and Other Practices.....  Service Agreements;
                                                          Portfolio Transactions
                                                          and Turnover


Item 17. Capital Stock and Other Securities...........  Shares of Beneficial
                                                           Interest

Item 18. Purchase, Redemption and Pricing of
         Shares.......................................  Additional Information
                                                          About Purchases and
                                                          Sales

Item 19. Taxation of the Fund.........................  Dividends

Item 20. Underwriters.................................  Service Agreements

Item 21. Calculation of Performance Data..............  Investment Performance

Item 22. Financial Statements.........................  Financial Statements

PART C   OTHER INFORMATION


      INFORMATION REQUIRED TO BE INCLUDED IN PART C IS SET FORTH UNDER THE APPROPRIATE ITEM, SO NUMBERED, IN PART C TO THIS REGISTRATION STATEMENT.

                               LEGACY GROWTH FUND

             A diversified fund of quality growth oriented equities
                having the objective of long term growth in value


                                   PROSPECTUS

                                      Dated

                             -----------------------

                             THE LEGACY FUNDS, INC.
                                   61 Broadway
                               New York, NY 10006
                                 (212) 269-7862

Shares of the Legacy Growth Fund are sold on a no-load basis through the Fund's Distributor, Ingalls & Snyder LLC. Shares are available for IRAs and retirement plans. The Fund is not available in all states; please call the Fund or your investment professional for details.

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities and does not guarantee the accuracy or completeness of the Prospectus. It is a criminal offense to suggest otherwise.

                                TABLE OF CONTENTS

      Investment Objective and Philosophy                                2
      Investment Process                                                 2
      Principal risk                                                     3
      Fees and Expenses                                                  3
      Investment Adviser                                                 4
      Portfolio Manager                                                  4
      Investment Committee                                               5
      Advisory Board                                                     7
      Investment Performance of the Portfolio Manager                    8
      Additional Information About the Fund's Investments                9
      Additional Risk Information                                       10
      Purchasing Shares                                                 10
      Selling Shares                                                    11
      Retirement Investing                                              12
      Account Instructions                                              15
      Marketing, Distribution and Administration                        16
      Distributions and Taxation                                        16
      Inquiries                                                         17
      Additional Information                                            18


                       INVESTMENT OBJECTIVE AND PHILOSOPHY

      The objective of the Fund is to achieve long-term growth of capital for shareholders, emphasizing quality companies having strong underlying financial attributes and potential for sustained above-average growth of earnings. The Fund looks to achieve its growth objective usually by purchasing and holding equities over an extended period, keeping turnover of its holdings limited.

      The Fund seeks to invest principally in a well diversified portfolio of companies having strong balance sheets, highly capable managements, unique aspects to their businesses, significant international exposures, positive and growing cash flows, high returns on equity and superior rates of growth of earnings over an extended period.


                               INVESTMENT PROCESS

      The Fund's investment adviser, Ingalls & Snyder LLC, which was founded in 1924. The adviser performs comprehensive research designed to identify companies with strong financial underpinnings and attractive growth prospects. The adviser seeks companies with superior management teams, and periodically meets with the management of companies followed to review meaningful developments. The adviser normally seeks companies that are leaders in markets and benefit from technological advantages and economies of scale.

      The investment adviser normally selects companies for investment by the Fund which it believes will generate sustained earnings growth. The adviser also evaluates the financial characteristics of companies to identify those with strong cash flow and manageable levels of debt. The adviser believes that such characteristics assist companies in their efforts to sustain attractive growth rates. Once companies are identified for the Fund, the adviser uses fundamental and technical analysis to assist in its efforts to determine attractive, reasonable purchase prices.

      The adviser regularly monitors the financial and investment outlook in the U.S. and abroad in an effort to anticipate and understand changing business, economic and political trends that may affect the Fund's investments. The Fund has a long-term investment outlook. If a stock held in the Fund moves up very sharply in a short period, the adviser normally trims the holding. Likewise, if a stock held in the portfolio drops in price, the adviser will likely look to add more shares to the holding. See More Information About the Fund's Investments on page 8.

                                 PRINCIPAL RISK

      The principal risk of investing in the Fund is that common stock prices are subject to market, economic and business risks that will cause their prices to fluctuate over time. While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even extended periods. Therefore, the value of your investment in the Fund may go up and down and you could lose money.

      In addition, the Fund's investment success depends on the skill of the investment adviser in evaluating, selecting and monitoring the Fund's assets. If the Adviser's conclusions about growth rates or stock values are incorrect, the Fund may not perform as anticipated.

      The Fund could be adversely affected if the computer systems used by the Fund or its service providers do not function properly when processing date-related information on or after January 1st, 2000. This is commonly known as the "Year 2000 Issue." The Fund is taking steps it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems it uses. The Fund is also obtaining reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, it is impossible to ensure that these steps will be sufficient to avoid any adverse impact to the Fund. See Additional Risk Information on page 9.

                                FEES AND EXPENSES

      The following tables describe the fees and estimated expenses involved with an investment in the Fund.

      Shareholder Transaction Fees..............................  None*
      (Paid directly from your investment)

*Currently there is a $25.00 wire redemption fee assessed by the Fund, which is subject to change. There is no fee for redemptions where proceeds are sent by check.


      Annual Fund Operating Expenses* (deducted from Fund assets)

      Management Fee............................................  1.0%
      Distribution and Service (12b-1) Fees.....................  0.16%
      OTHER EXPENSES............................................  0.96%
      --------------                                              -----
      Total Fund Operating Expenses.............................  2.12%*


*Ingalls and Snyder has voluntary agreed to waive its advisory fee or make payments to limit Fund expenses to the extent necessary to ensure that Total Fund Operating Expenses do not exceed 1.70% of average daily net assets for the first year of operations; this voluntary fee waiver may be discontinued at any time by Ingalls & Snyder. In addition, the Fund is new, so the amount of "Other Expenses" and "Total Operating Expenses" are based on estimated amounts for the first year of operations and do not reflect any fee waiver or expense limitation.

The following Expense Example shows the expenses you would pay over time and will help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund and that you earn a 5% annual return, with no change in fund expense levels. The $10,000 and 5% figures are required by SEC rules to aid in comparison between funds. Because actual return and expenses will be different, the Example is for comparison only.


      Expense Example                                 1 Year   3 Years

            Without Fee Waiver or Expense Limitation*  $217      $664


*These dollar amounts do not reflect Ingalls & Snyder's agreement to limit the Fund's Total Operating Expenses to 1.70% for the first year of operations. With such expense limit, the amount paid over 1 and 3 years would equal $173 and $536.


                               INVESTMENT ADVISER

      Ingalls & Snyder LLC serves as the investment adviser for the Fund and is responsible for managing the Fund's portfolio of securities. As investment adviser, the firm identifies companies for investment, determines when securities should be purchased or sold by the Fund and selects brokers or dealers, including itself, to execute transactions for the Fund's portfolio.

      Ingalls & Snyder was founded in 1924. Registered as an investment adviser with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940, the firm provides investment services to clients of substance, including individual retirement plans, corporations, trusts, estates, and charitable organizations located in the United States and abroad. The firm is a member of the New York and American Stock Exchanges and the National Association of Securities Dealers.

      The firm's investment objective is to maximize its clients' long term return, consistent with each client's objectives. Almost 6,000 client accounts, valued at $3 billion are entrusted to Ingalls & Snyder for investment management, research, or the execution of transactions. Of that amount, approximately $2 billion is managed on a discretionary or investment advisory basis. Ingalls & Snyder is wholly owned by its officers and directors, who are actively involved in all phases of the firm's operations.


                                PORTFOLIO MANAGER

      The portfolio manager of the Fund is Robert E. Belknap, a Senior Director of Ingalls & Snyder LLC. He graduated from the University of Virginia in 1961, served as a line officer in the U.S. Navy and specialized in finance and investments at the New York University Graduate School of Business.

      Mr. Belknap has over thirty-four years experience as an investment adviser to individuals, charitable organizations, corporations, trusts and retirement accounts in the United States and abroad. He is a Senior Security Analyst of the New York Society of Security Analysts, a North American Member of the
International Society of Financial Analysts, and a Fellow Member of the Financial Analysts Federation and of the Association of Investment Management and Research. Prior to joining Ingalls & Snyder as a Principal in 1993, Mr. Belknap was a Senior Vice President of Seligman Securities, Inc., and concurrently Principal of Robert E. Belknap & Co.

                              INVESTMENT COMMITTEE

      In the ongoing management of the Fund's investments Mr. Belknap consults with Ingalls & Snyder's Investment Committee, which consists of Lawton S. Lamb, D. Roger B. Liddell, Steven M. Foote, Joseph J. Cacciotti,
Richard B. Thatcher and Mr. Belknap. The backgrounds of the members of the Committee, who have an average of over thirty years experience in the investment business, are as follows:

LAWTON S. LAMB
--------------
Managing Director

      Mr.  Lamb  graduated  from  Princeton  University  and  served as a Line
Officer in the U.S. Navy. He joined Ingalls & Snyder in 1967, having formerly been with Scudder, Stevens & Clark, and has over forty years of investment experience. Mr. Lamb manages the portfolios of a number of individuals and is involved in the management of various charitable institutions.

D. ROGER B. LIDDELL
-------------------
Managing Director

      Mr. Liddell graduated from Princeton University, served as a Line Officer in the U.S. Navy, and graduated from the Columbia University Graduate Business School. He joined Ingalls & Snyder in 1988, having previously been with Alex Brown & Co., Inc., and has over twenty-seven years experience in research and portfolio management. Mr. Liddell manages individual, trust, and charitable portfolios, and actively researches utility, energy and selected special situations.

STEVEN M. FOOTE
---------------
Managing Director

      Mr. Foote is a graduate of Dartmouth College. Formerly with Mabon Nugent & Co., where he specialized in high yield fixed income securities, he joined Ingalls & Snyder in 1991. Mr. Foote has over sixteen years of investment experience, and manages both individual and charitable investment portfolios.

JOSEPH J. CACCIOTTI
-------------------
Director

      Mr. Cacciotti graduated from Harvard University, served as an officer in the U.S. Coast Guard, and graduated from the Harvard Graduate School of
Business. He has over forty-one years experience in the investment business. Prior to joining Ingalls & Snyder in 1993, he was head of Dominick & Dominick, Inc.'s International Department. Mr. Cacciotti manages institutional and individual accounts located mainly in Europe, using fundamental and proprietary technical analysis.

RICHARD B. THATCHER
-------------------
Senior Vice President

      Mr. Thatcher graduated from Princeton University and served as an Officer in the U.S. Navy. He has over twenty-nine years investment experience. Prior to joining Ingalls & Snyder in 1998 Mr. Thatcher was President and Chief Investment Officer of Capital Management Associates, Inc. (New York City), and at the same time acted as Principal and Chief Financial Officer of a sister company, Shields & Co. Mr. Thatcher manages retirement and other institutional portfolios as well as a number of individual accounts, trusts, and charitable organizations.

                                 ADVISORY BOARD

      The Advisory Board exists to assist the portfolio manager in the assessment of economic, political and social developments as they may effect the investment strategy of the Fund. The members of the Advisory Board do not give investment advice to the Fund, and are as follows:

      Thomas H. Belknap, Esq.                Mr. C. P. T. Vaughan-Johnson
      Member                                 Deputy Chairman
      Hill & Barlow, A Professional          Duncan Lawrie Limited
      Corporation                            London
      Boston

      Mr. David G. Booth                     Mr. Wynant D. Vanderpoel
      Managing Director, Ret.                President
      Morgan Stanley Dean Witter, Inc.       The Vanderpoel Group
      New York                               New York

      Mr. Marc Declerck                      Mr. Lewis M. Weston
      Havaux & Cie                           Limited Partner
      Brussels                               Goldman Sachs & Company
                                             New York

      Mr. Christopher Finn                   Mr. Christopher Wetherhill
      Managing Director-International        Managing Director
      The Carlyle Group                      Hemisphere Management Ltd.
      London                                 Hamilton, Bermuda

      Mr. Jolmer D. Gerritse                 Mr. Edward Wheeler
      Managing Director                      Senior Vice President
      SNS Securities N.V.                    The Buckingham Research Group,
      Amsterdam                              Inc.
                                             New York

      Mr. John G. Hunter                     Mr. Robert D. White
      Managing Director                      Chief Operating Officer
      The Management Exchange, Inc.          Investor Select Advisers, Inc.
      New York                               New York, Dublin

      Mr. William J. Loschert                Roger T. Wickers, Esq.
      Chairman                               Senior Vice President and
      ACE UK Limited                         General Counsel, Ret.
      London                                 The Keystone Group
                                             Boston

      Mr. E. Lawrence Minard, III            Mr. Henry K. Wingate
      Managing Editor                        Educational Consultant
      Forbes Global                          Sandisfield, Mass.
      New York

                 INVESTMENT PERFORMANCE OF THE PORTFOLIO MANAGER

      The tables below show the annual returns and long-term performance record established by the Portfolio Manager while managing client accounts according to the same investment goals and strategies as those used for the Fund. Please note that the performance results shown are those of clients of the Portfolio Manager and not the investment results of the Fund. How the Portfolio Manager performed in the past is not necessarily an indication of how the Investment Manager will perform in the future. The results are not intended to predict or suggest the returns to be experienced by the Fund or the return an individual investor might achieve by investing in the Fund. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The tables below provide an indication of the risk of investment in the Fund by showing changes in the average annual returns and year-to-year performance of accounts managed pursuant to the same investment goals and strategies as those used for the Fund.

      The Fund's results may be different from the composite performance figures shown because of, among other things, differences in fees and expenses. The Fund's overall expenses may be higher than the expenses of similarly managed private accounts of the adviser. If so, the performance of the Fund would be lower. The Fund's results may also be different because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds by the Investment Company Act of 1940 or the Internal Revenue Code which, if applicable, could have adversely affected the performance of the client accounts.


               RECORD OF GROWTH-ORIENTED EQUITY ACCOUNT COMPOSITE
               1991    1992    1993    1994    1995   1996    1997    1998   6Mths99
% Return       37.9    13.7    21.5    (6.3)   31.6   20.1    32.4    30.5   18.9

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

 ------------------------------------------------------------------------------
|                               6 mo.     1 Year    3 Years  5 Years    8 Years|
|------------------------------------------------------------------------------|
|Growth-Oriented Equity        +18.9%    +30.5%    +27.7%   +21.7%     +22.7%  |
|Account Composite(1)                                                          |
|Standard & Poors 500 Index(2) +12.4%    +26.7%    $27.7%   +24.4%     +21.3%  |
 ------------------------------------------------------------------------------

 ------------------------------------------------------------------------------
|(1) The investment results shown are an unaudited composite of accounts with| |growth-oriented objectives under the Portfolio Manager's management that are| |over $100,000 in size and that are at least 80% invested in growth-oriented| |equity securities. Dividends are included in the rates of return shown, which| |have been calculated utilizing the "Modified Dietz Method". Performance| |figures are net of fees charged to customers, assuming that each customer has| |been charged fees at the highest rate charged to any customer included in the| |composite. Actual fees varied depending on, among other things, the applicable|
|fee schedule and portfolio size.                                              |
|                                                                              |
|Included in the foregoing calculations are less than twelve portfolios which| |have utilized leverage since 1993. The returns of these accounts have been| |computed on an `all-cash return' basis. These accounts were leveraged an| |average of 6.8%, 9.1%, 21.5%, 21.4% and 14.2% of total equity as of year-end| |1998, 1997, 1996, 1995, 1994 and 1993, respectively. Accounts are excluded| |from the composite during any period in which the average of percentages that| |any margin borrowings comprise of the account's equity value as of the last|
|day of each month during such period exceeds 30%.                             |
|                                                                              |
|(2) The S&P 500 Index is a capitalization weighted index of five hundred large| |capitalization stocks which is designed to measure broad domestic securities| |markets. The performance of the S&P 500 Index reflects the reinvestment of|
|dividend  and  capital  gains  but  does  not  reflect  the  deduction  of any|
|investment managementfees.                                                    |
 ------------------------------------------------------------------------------


              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

      This section contains more detailed information about the Fund's Investments and its investment process. The Fund's investment objective is long-term capital appreciation. This objective may be changed or modified in the future by action of the Fund's Board. Shareholder approval is not required to modify the investment objective; however, shareholders would receive advanced written notice of any such change.

      TYPES OF INVESTMENTS. The Fund invests primarily in companies having sound underlying financial characteristics and growing at above-average rates. Specifically, the Fund normally requires that such companies have a strong balance sheet, a highly capable management, a unique aspect to its business, a significant international exposure, a positive and growing cash flow, a high return on equity and a superior rate of growth of earnings over an extended period.

      The Fund normally remains substantially fully invested in common stocks and other equity securities. However, the Fund may invest in money market instruments during times when excess cash is generated or when cash is held pending investment in suitable securities. Such money market investments include short-term obligations of the U.S. government or money market mutual funds. The Fund has authority to invest up to 100% of its assets in such short-term money market instruments for temporary or defensive purposes in response to extreme or adverse market, economic or other conditions.

      STOCK SELECTION PROCESS. The investment adviser identifies stocks for investment using its own research and analysis techniques and the research and analysis of major U.S. investment and brokerage firms. When analyzing a company's outlook, the adviser considers the company's financial underpinnings, including its debt burden and ability to generate excess cash, as well as the company's prospects for generating sustained above-average growth of its business and earnings.

      Once the Fund identifies a company meeting its criteria, it seeks to purchase the company's stock at reasonable prices. Using fundamental financial statement analysis, the adviser normally compares a company's price-to-earnings ratio with its growth rate and its sales-to-market capitalization ratio, as well as using other measurement methods, in order to evaluate the price of the stock relative to its future prospects. The Fund may from time to time purchase stocks having minimal or no current earnings or with high price-to-earnings ratios relative to their growth rates. The Fund normally seeks to reduce its exposure to risk by concentrating in larger companies, while also using selected medium and smaller sized companies which in the opinion of the adviser offer good prospects for future growth.

      The Fund has a long-term investment policy under which stocks are normally held for extended periods of time. If the price of a stock owned in the Fund moves up sharply in a short period of time, the adviser normally trims the holding. Likewise if the price of a stock owned in the Fund moves down, the adviser would normally look to add to shares.

                          ADDITIONAL RISK INFORMATION

      If the adviser determines that the condition of the financial markets calls for a temporary or defensive position to reduce risk through a substantial investment in cash and cash equivalents, such a position would make it difficult to achieve the objective of capital appreciation.

      To the extent that the Fund invests in foreign companies, its investment may involve political, economic or currency risks not ordinarily associated with U.S. securities. The Fund may use certain techniques involving a form of leverage, which could have the effect of magnifying the Fund's gains or losses or could result in increased volatility of the Fund's share price. In order to limit such risks, the Fund normally limits the percentage of its assets that can be exposed to such leveraging techniques to ten percent of the asset value of the Fund.


                               PURCHASING SHARES

      One may purchase shares of the Fund without any sales charge through Ingalls & Snyder LLC, the Fund's underwriter and distributor, by submitting a completed application to the Fund along with payment of the purchase price by check or wire. Please note that purchase instructions, mailing addresses and telephone numbers are set forth in the Account Instructions chart included on page 14 of this Prospectus as well as in the Fund's Shareholder Application. Please call with any questions.

      MINIMUM INVESTMENTS. The minimum initial investment is $5,000 and additional investments must total at least $1,000. The minimum initial investment for qualified retirement accounts in $1,000 ($500 for Educational
IRAs) and their is no minimum for subsequent investments. The Fund may also change or waive its policies concerning minimum investment amounts at any time.

      PURCHASE PRICE. One may purchase shares of the Fund at the Fund's net asset value per share (NAV), which is calculated as of the close of the New York Stock Exchange (usually 4:00PM eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Fund.

      The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding. The fund's securities are valued each day at their market value, which usually means the last quoted sale price on the security's principal exchange on that day. If market quotations are not readily available, securities will be priced at their fair value as determined in good faith by, or under procedures adopted by, the Board of Trustees. The Fund may use independent pricing services to assist in calculating the NAV.

      IN KIND PURCHASES. At the time of the formation of the Fund the Fund may permit investors to purchase shares by transferring securities to the Fund. Under current IRS rules the tax cost of the shares being so purchased in kind will be the tax cost of the securities being transferred; the tax cost to the Fund of said securities being transferred to the Fund will be the same as that of the shareholder. Securities transferred to the Fund will be valued in the same way that securities in the Fund's portfolio are valued for purposes of calculating its NAV.

      PLEASE BE SURE TO CONSULT YOUR TAX PROFESSIONAL REGARDING THE FEDERAL, STATE AND LOCAL TAX TREATMENT OF TRANSFERRING SECURITIES IN KIND TO THE FUND.

      GENERAL POLICIES. Shares of the Fund may not be available in all states. Please ask your investment professional or a Fund representative if shares are available in your state. The fund reserves the right to reject any purchase order or to suspend the offering of its shares.

                                 SELLING SHARES

      Shares of the Fund may be sold at any time. The sale price will be the next NAV calculated after your order is accepted by the Fund's transfer agent. No fees are imposed by the Fund when shares are sold. Please note: selling instructions, mailing addresses and telephone numbers are set forth in the Account Instructions on page 14 of this Prospectus as well as in the Fund's Shareholder Application. Please call with any questions.

      HOW TO SELL. Shares of the Fund may be sold by giving instructions to the Fund's transfer agent by mail. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions. During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement and the Fund reserves the right to suspend this privilege.

      Certain written requests to sell shares require a signature guarantee. For example, a signature guarantee may be required for the sale of a large amount of shares if the address of record on the account application has been changed within the last 30 days, or if the shareholder asks that the proceeds be sent to a different person or address. A signature guarantee is used to help protect the shareholder and the Fund from fraud. A signature guarantee may be obtained from most banks and securities dealers, but not from a notary public. Please call the Fund to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays.

      SALE PROCEEDS. The fund is responsible for processing requests to sell shares on a timely basis. Checks are normally mailed or proceeds wired on the next day after receipt and acceptance of selling instructions (if received by Firstar before the close of regular trading on the NYSE). In no event will proceeds be mailed or wired later than 7 days following such receipt and acceptance (or earlier if required by applicable law). If the shares being sold have recently been purchased by check, the fund reserves the right not to make the sale proceeds available until it reasonably believes that the check has been collected. This could take up to 10 business days or more.

      Sale proceeds may be wired to your predesignated bank account at any commercial bank in the United States or abroad if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Alternatively, proceeds may be mailed to your bank or to your account address if the address has been established for a minimum of 60 days.

      GENERAL POLICIES. If the amount you are redeeming is large enough to affect the Fund operations or if the redemption would otherwise disrupt the Fund, the Fund reserves the right to make a "redemption in kind" or to delay forwarding payment. For example, the Fund may redeem shares in kind if the amount represents more than 2% of the Fund's assets or may delay forwarding funds for ten business days or longer. When the Fund makes a "redemption in kind" it pays the seller in portfolio securities rather than in cash. In addition, if your account balance falls below $1,000, the Fund may request that you increase your balance. If it is still below $1,000 after 60 days, the Fund may automatically close your account and send you the proceeds.

                              RETIREMENT INVESTING

      Shares of the Fund may be purchased in all types of tax-deferred qualified plans such as Individual Retirement Accounts (IRAs), employer-sponsored retirement plans (including 401(K) Plans), and tax sheltered custodial accounts described in Section 403(b) of the Internal Revenue Code. Distribution of net investment income and capital gains will be automatically invested in such plans or accounts. Special applications are required for certain of these plans or accounts, which can be obtained by calling the Fund. The following is a brief description of the retirement investing options.

      INDIVIDUAL   RETIREMENT   ACCOUNTS  (IRAS):  If  you  are  not  an  active
participant (and, if a joint return is filed, your spouse is not an active participant) in an employer-sponsored retirement plan, or if you have an adjusted gross income within certain specific limits, you are eligible to make a deductible contribution to an IRA account. If you are not eligible for deductible contributions, you may still make non-deductible IRA contributions. Distributions from qualified retirement plans may be rolled into an IRA account holding Fund shares. You can continue to defer Federal income taxes on your IRA account, on your rollover contribution, and on any income that is earned on that contribution.

      Firstar Trust makes its services as an IRA Custodian available for each shareholder account that is established as an IRA. For these services, Firstar receives an annual fee of $12.50 per account (maximum $25.00 per social security number), which is paid directly to Firstar by the IRA shareholder. If the annual fee is not paid by the date due, shares of the Fund owned by the shareholder in the IRA account will be automatically sold to pay the annual fee. Firstar may, in its discretion, hold any initial contribution uninvested until the expiration of the seven-day revocation period. Firstar does not anticipate that it will exercise its discretion but reserves the right to do so.

      TRADITIONAL IRA: In a Traditional IRA, amounts contributed to the IRA may be tax deductible at the time of contribution depending on your income and whether you are an "active participant" in an employer-sponsored retirement plan. Amounts invested are permitted to grow tax-free until they are distributed, and then distributions will be taxed except to the extent that the distribution represents a return of your own contributions for which you did not claim a deduction. If you take distributions before age 59 1/2 or fail to begin taking distributions after age 70 1/2, you may experience adverse tax consequences.

      ROTH IRA: In a Roth IRA, amounts contributed to the IRA are not tax deductible at the time of contribution. Amounts invested are permitted to grow tax-free and distributions from the IRA are not subject to tax if you have held the IRA for certain minimum periods of time (generally, until age 59 1/2).

      EDUCATIONAL IRA: In an Educational IRA, nondeductible contributions of up to $500 per year per child are permitted to grow tax-free. Distributions used to pay for secondary education expenses are not subject to tax.

      SIMPLIFIED EMPLOYEE PENSION PLAN (SEP): A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRA's, they free the employer of many of the record keeping requirements of establishing and maintaining a tax qualified retirement plan trust.

      SIMPLE IRA: An IRA may also be used in connection with a SIMPLE Plan established by employers or by a self-employed individual. Under a SIMPLE Plan, you may elect to have your employer make salary reduction contributions or as a non-elective contribution to all eligible participants whether or not making salary reduction contributions. A number of special rules apply to SIMPLE Plans, including (1) a SIMPLE Plan generally is available only to employees with fewer than 100 employees; (2) contributions must be made on behalf of all employees of the employer, other than bargaining unit employees, who satisfy certain minimum participation requirements; (3) contributions are made to a special SIMPLE IRA that is separate and apart from the other IRAs of employees; (4) the distribution excise tax (if otherwise applicable) is increased to 25% on withdrawals during the first two years of participation in a SIMPLE IRA; and (5) amounts withdrawn during the first two years of participation may be rolled over tax-free only into another SIMPLE IRA and not to a Traditional IRA or to a Roth IRA.

      403(B) PLANS: The Fund's shares are also available for use by schools, hospitals, and certain other tax-exempt organizations or association which wish to use shares of the Fund as a funding medium for a retirement plan for their employees. Contributions are made to the 403(b) Plan as a reduction to the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations (including a generally applicable limitation of $9,500 per year), are excludable from the gross income of the employee for Federal Income tax purposes.

      401 (K) PLANS AND OTHER QUALIFIED PENSION OR PROFIT-SHARING PLANS: The Fund's shares may be used for investment in various employer-sponsored retirement plans by both self-employed individuals (sole proprietorships and partnerships) and corporations who wish to use shares of the Fund as a funding medium for a retirement plan qualified under the Internal Revenue Code. Such plans typically allow investors to make annual deductible contributions, which may be matched by their employers up to certain percentages based on the investor's pre-contribution earned income. Fund shares may be purchased by investors who wish to contribute to a 401(k) or similar Plan already established through their employer or otherwise. Please contact the Fund for information about establishing a 401(k) Plan for your company using the Legacy funds.

                                          ACCOUNT INSTRUCTIONS


    TO OPEN AN ACCOUNT                   TO ADD TO AN ACCOUNT                  TO SELL SHARES

Regular Account Minimum:  $5,000   Regular Account Minimum:  $1,000    All requests to sell shares from
Retirement Account Minimum:        Retirement Account Minimum: None    IRA accounts  must be in writing
$1,000



        IN WRITING                             IN WRITING                         IN WRITING
        ----------                             ----------                         ----------

Complete the application.          Write a letter of instruction that  Write a letter of instruction that
                                   includes:                           includes:
Make your check* payable to:       - your name(s) and signature(s)     - your name(s) and signature(s)
"Legacy Growth Fund"               - your account number               - your account number
                                   - the Fund name                     - the Fund name
                                   - the dollar amount you want to buy - the  dollar amount you want to sell Proceeds will be  sent to
                                     Mail  your  letter,   along         the  address of record  unless
                                     with   your    check   made         specified  in  the  letter and
Mail your application and            payable to  "Legacy  Growth         accompanied by a signature
check to:                            Fund" to:                           guarantee
                                                                         Mail your letter to:
Ingalls & Snyder LLC.              Ingalls & Snyder LLC                  Ingalls & Snyder LLC
61 Broadway                        61 Broadway                           61 Broadway
New York, NY 10006                 New York, NY 10006                    New York, NY 10006
Attn: Legacy Growth Fund           Attn: Legacy Growth Fund              Attn: Legacy Growth Fund



          BY WIRE                            BY WIRE                              BY WIRE
          -------                            -------                              -------

To obtain  instructions for        To obtain  instructions for         Be sure the Fund  has your  bank
Federal      Funds     wire        Federal      Funds     wire         account information   on   file.
purchase   for  the   Fund,        purchase   for  the   Fund,         Proceeds  will be  wired to your
please   call   Ingalls   &        please   call   Ingalls   &         bank.  There is  a  $25.00  wire
Snyder LLC at 212-269-7862.        Snyder LLC at 212-269-7862.         fee  charged for  this  service.


* All checks should be in U.S. Dollars and drawn in U.S. banks. If your check is returned for any reason, you may be charged for any resulting fees or losses. Third party checks will not be accepted.

                  MARKETING, DISTRIBUTION AND ADMINISTRATION

      Shares of the Fund are offered through Ingalls & Snyder LLC, the Fund's principal underwriter and distributor. The shares are offered and sold without any sales charges imposed by the Fund or its distributor. Investment professionals who offer the Fund's shares are generally paid separately by their individual clients. If you invest through a third party, the fees may be different than those described in this Prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

      The Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the investment Company act of 1940. Under this plan, the Fund may reimburse the distributor or others for amounts spent in connection with the sale and distribution of its shares or for shareholder servicing activities. Distribution activities include the preparation, printing and mailing of prospectuses, shareholder reports and sales material for marketing purposes, marketing activities, advertising and payments to brokers or others who sell shares of the Fund. Shareholder service activities include ongoing maintenance and service of shareholder accounts for the Fund, responding to inquiries regarding shareholder accounts and acting as agent or intermediary between shareholders and the Fund or its service providers. The maximum amount that the Fund may pay for these services is 0.25% per year of the average daily net assets of the Fund. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Fund currently expects that the fees of the Plan will primarily be used to compensate mutual fund marketers or retirement plan record keepers for their activities on behalf of the Fund and its shareholders.

      Firstar Mutual Fund Services, LLC serves as the administrator, transfer agent, and dividend disbursing agent for the Fund. The Fund may also compensate other parties who provide transfer agency services in addition to those provided by Firstar Mutual Fund Service, LLC. Firstar Bank Milwaukee, N.A. serves as the custodian for the Fund.


                           DISTRIBUTIONS AND TAXATION

      The Fund will distribute substantially all of the net investment income and net capital gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. Distributions will automatically be reinvested in additional shares of the Fund unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at the NAV.

      Distributions made by the Fund are taxable to most U.S. Shareholders whether received in cash or additional shares. Dividends and short-term capital gains are taxed to most U.S. shareholders as ordinary income while long-term capital gains are taxed as such, regardless of how long you own your shares of the Fund. The tax status of distributions made to you, whether ordinary income or long-term capital gain, will be detailed in your annual tax statement from the Fund. If the Fund distributes unrealized gains soon after you purchase shares, a portion of your investment may be returned as a taxable distribution.

      A sale or exchange of fund shares is a taxable event for most U.S. shareholders and may result in a capital gain or loss to you if you are subject to tax. Non-U.S. investors may be subject to U.S. withholding and state tax. In addition, distributions from the Fund or gains from the sale or exchange of Fund shares may be subject to state or local taxes. By law, the Fund must withhold 31% of your taxable distributions and proceeds if you do not provide a correct taxpayer identification number ("TIN") or certify that your TIN is correct, or if the IRS instructs the Fund to do so.

      BECAUSE EVERYONE'S TAX SITUATION IS UNIQUE, PLEASE BE SURE TO CONSULT YOUR TAX PROFESSIONAL REGARDING FEDERAL, STATE AND LOCAL TAX CONSEQUENCES.


                                    INQUIRIES

      Please contact the Fund's Investment Adviser, Ingalls & Snyder LLC, regarding monthly portfolio updates and new prospectus/shareholder report information as soon as it is available. You may wish to check with Ingalls & Snyder for the latest information regarding the Legacy funds.

                               LEGACY GROWTH FUND
                                   61 Broadway
                               New York, NY 10006
                                  212-269-7862



                               INVESTMENT ADVISER
                              INGALLS & SNYDER LLC
                                   61 Broadway
                               New York, NY 10006

                                   DISTRIBUTOR
                              INGALLS & SNYDER LLC
                                   61 Broadway
                               New York, NY 10006

                         ADMINISTRATOR, FUND ACCOUNTANT
                                & TRANSFER AGENT
                        FIRSTAR MUTUAL FUND SERVICE, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    CUSTODIAN
                              FIRSTAR TRUST COMPANY
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                  LEGAL COUNSEL
                            HUGHES HUBBARD & REED LLP
                             One Battery Park Plaza
                               New York, NY 10004

                                    AUDITORS



                             ADDITIONAL INFORMATION

      A  Statement  of  Additional   Information   (SAI)   contains   additional
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus. The Fund's annual and semi-annual reports to shareholders will contain additional information about the Fund's investments. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that impacted on the Fund's performance during each fiscal year.

      You may obtain a free copy of these documents by calling or writing the Fund as shown above. You may also call the telephone number shown above to request other information about the Fund and to make shareholder inquiries.

      You may review and copy the SAI and other information about the Fund by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC or by visiting the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-6009. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room.

                                THE LEGACY FUNDS
                                   61 Broadway
                               New York, NY 10006
                                 (212) 269-7862

                       STATEMENT OF ADDITIONAL INFORMATION
                                      DATED



This Statement of Additional Information (SAI) relates to The Legacy Growth Fund which is a series of The Legacy Funds, a registered open-end management investment company commonly known as a mutual fund. This SAI is not a Prospectus and should be read in conjunction with the Prospectus for the Fund dated . The Prospectus may be obtained by writing or calling the Fund at the address and number shown above.

                                TABLE OF CONTENTS


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS                2
      CONVERTIBLE SECURITIES                                       3
      WARRANTS AND RIGHTS                                          3
      ILLIQUID SECURITIES                                          3
      RULE 144A SECURITIES                                         4
      WHEN ISSUED, DELAYED DELIVERY SECURITIES AND FORWARD
      COMMITMENTS                                                  4
      AMERICAN DEPOSITORY RECEIPTS                                 4
      U.S. GOVERNMENT SECURITIES                                   5
      BANK OBLIGATIONS                                             5
      LOANS OF PORTFOLIO SECURITIES                                5
      REPURCHASE AGREEMENTS                                        6
      REVERSE REPURCHASE AGREEMENTS                                7
      BORROWING                                                    7
      FUTURES                                                      8
      OPTIONS                                                      9
      INDEX OPTIONS                                               12
      RISKS OF OPTIONS                                            12
      OTHER INVESTMENTS                                           13
INVESTMENT RESTRICTIONS                                           14
ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES                  14
MANAGEMENT OF THE TRUST                                           17
      INVESTMENT ADVISER AND ADVISORY AGREEMENT                   21
CODE OF ETHICS                                                    22
SERVICE AGREEMENTS                                                22
PORTFOLIO TRANSACTIONS AND TURNOVER                               26
DIVIDENDS                                                         27
      ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES           28
INVESTMENT PERFORMANCE                                            29
FINANCIAL STATEMENTS                                              33


                                  (REV 6/23/99)

GENERAL INFORMATION

      The Legacy  Growth Fund (the  "Fund") is a series of the Legacy  Funds,  a
business trust organized in the state of Delaware on              (the "Trust").
The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), which is authorized to issue multiple series and classes of shares. Each series represents interests in a separate portfolio of investments. The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.001. The Legacy Growth Fund is the first series of the Trust and is classified as a "diversified" series as that term is defined in the 1940 Act.


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

      The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of companies having sound underlying financial characteristics and growing at above-average rates. The Fund's investment objective is not fundamental, and therefore may be changed in the future by action of the Board of Trustees of the Trust. Shareholders would not be asked to vote on any change in the investment objective, but would receive written notice well in advance of any such change.

      The following discussion of investment techniques and instruments supplements and should be read in conjunction with the investment information set forth in the Fund's Prospectus. The investment practices described below, except for the discussion of certain investment restrictions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders. In seeking to meet its investment objective the Fund may invest in any type of security whose characteristics are consistent with the Fund's investment program. The securities in which the Fund may invest include those described below.

      The Fund normally remains substantially fully invested in common stocks and other equity securities. However, the Fund may invest in money market instruments during times when excess cash is generated or when cash is held pending investment in suitable securities. Such money market investments include short-term obligations of the U.S. government or money market mutual funds. The Fund has authority to invest up to 100% of its assets in such short-term money market instruments for temporary or defensive purposes in response to extreme or adverse market, economic or other conditions.

CONVERTIBLE SECURITIES

      Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a nonconvertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible security will generally be held for so long as the Adviser anticipates such stock will provide the Fund with opportunities which are consistent with the Fund's investment objective and policies.

WARRANTS AND RIGHTS

      The Fund may invest in warrants: however, not more than 5% of the Fund's total assets (at the time of purchase) will be invested in warrants other than warrants acquired in units or attached to other securities. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move in parallel with the prices of the underlying securities. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

ILLIQUID SECURITIES

      The Fund may invest up to 5% of its net assets in Illiquid securities. The term "Illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include generally, among other things, certain written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws. The Fund's Illiquid investments may include privately placed securities which are not registered for sale under the Securities Act of 1933, as amended (the "1933 Act").

RULE 144A SECURITIES

      The Fund may invest in securities that are restricted as to resale, but which are regularly traded among qualified institutional buyers because they are exempt under Rule 144A from the registration requirements of the 1933 Act. The Board of Trustees of the Trust has instructed the Adviser to consider the following factors in determining the liquidity of a security purchased under Rule 144A: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security, the method of soliciting offers and the mechanics of transfer. Although having delegated the day-to-day functions, the Board of Trustees will continue to monitor and periodically review the Adviser's selection of Rule 144A securities, as well as the Adviser's determinations as to their liquidity. Investing in securities under Rule 144A could affect the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a security under Rule l44A, the Board of Trustees and the Adviser will continue to monitor the liquidity of that security to ensure that the Fund has no more than 5% of its net assets in Illiquid securities.

WHEN ISSUED, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS

      The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

      Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its Custodian cash or liquid high-grade debt securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

AMERICAN DEPOSITORY RECEIPTS

      The Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Fund may purchase ADRs whether they are "sponsored" or "unsponsored." "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. Ownership of ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders.

U.S. GOVERNMENT SECURITIES

      U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GMNA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan marketing Association, are supported only by the credit of the instrument. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-payment securities, such as CATS and TIGRs, which are not issued by the U.S. Treasury, and are therefore not U.S. Government securities although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.

BANK OBLIGATIONS

      Certificates of deposit are short-term obligations of commercial banks. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.

LOANS OF PORTFOLIO SECURITIES

      The Fund may lend its investment securities to approved borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the Securities and Exchange Commission (the "SEC") thereunder, which currently require that: (a) the borrower pledge and maintain with a Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned; (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis); the loan be made subject to termination by a Fund at any time; and (d) the Fund receives reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments). All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.

      At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by the investment company's Board of Trustees. In addition, voting rights may pass with the loaned securities, but if a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

REPURCHASE AGREEMENTS

      When the Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. The Fund may not enter into a repurchase agreement having more than seven days remaining to maturity, if as a result, such agreement, together with any other Illiquid securities held by the Fund, would exceed 5% of the value of the net assets of the Fund.

      In the event of bankruptcy or other default by the seller of the security under a repurchase agreement, the Fund may suffer time delays and incur costs or possible losses in connections with the disposition of the collateral. In such event, instead of the contractual fixed rate of return, the rate of return to the Fund would be dependent upon intervening fluctuations of the market value of the underlying security and the accrued interest on the security. Although the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform, the ability of the Fund to recover damages from a seller in bankruptcy or otherwise in default would be reduced.

      Repurchase   agreements   are   securities   for   purposes   of  the  tax
diversification  requirements that must be met for pass-through  treatment under

Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund will limit the value of its repurchase agreements, if any, on each of the quarterly testing dates to ensure compliance with Subchapter M of the Code.

REVERSE REPURCHASE AGREEMENTS

      Reverse repurchase agreements involve sales of portfolio securities of the Fund to member banks of the Federal Reserve System or securities dealers believed creditworthy, concurrently with an agreement by the Series to repurchase the same securities at a later date at a fixed price which is generally equal to the original sales price plus interest. The Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase transaction, the Fund will direct its custodian bank to place cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities in a segregated account of the Series in an amount equal to the repurchase price. Any assets held in any segregated securities, options, futures, forward contracts or other derivative transactions shall be liquid, unencumbered and marked-to-market daily (any such assets held in a segregated account are referred to in this Statement of Additional Information as "Segregated Assets").

      A reverse repurchase agreement involves the risk that the market value of the securities retained by the Fund may decline below the price of the securities  the  Series  has sold  but is  obligated  to  repurchase  under  the agreement. In the event the buyer of securities under a reverse repurchase agreement files for the bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings and as such are subject to the same investment limitations.

BORROWING

      The Fund may borrow money up to 33 1/3% of the value of its total assets (calculated at the time of the borrowing) from banks for temporary, extraordinary or emergency purposes, for the clearance of transactions or for investment purposes. The Fund may pledge up to 33 1/3% of its total assets to secure these borrowings. If the Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell portfolio securities to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund will normally not purchase portfolio securities when borrowings exceed 15% of the value of its total assets.

      Borrowing for investment purposes is generally known as "leveraging." Leveraging exaggerates the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased and may exceed the income from the securities purchased. In addition, the Fund may be required to maintain minimum average balances in connection with such borrowing or pay a commitment fee to maintain a line of credit which would increase the cost of borrowing over the stated interest rate. On an ongoing basis the Fund's borrowing for investment purposes will not typically exceed 10% of the value of the Fund's assets.

FUTURES

      The Fund may enter into contracts for the purchase or sale for future delivery of securities. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities or foreign currency called for by the contract at a specified price and future date. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

      The Fund may enter into futures contracts and engage in options on futures to the extent that no more than 5% of the Fund's assets are required as futures contract margin deposits and premiums on options, and may engage in such transactions to the extent that obligations relating to such futures and related options on futures transactions represent not more than 10% of the Fund's assets.

      The Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission for sale to customers in the United States, on foreign exchanges. In addition, the Fund may sell stock index futures in anticipation of or during a market decline to attempt to offset the decrease in market value of its common stocks that might otherwise result; and it may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

      The Fund may enter into futures contracts to protect against the adverse effects of fluctuations in security prices, interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates will decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

      To the extent that market prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

OPTIONS

      The Fund may invest in options that are listed on U.S. exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on the Fund's ability to effectively hedge its securities. The Fund considers over-the-counter options to be illiquid. Accordingly, the Fund will only invest in such options to the extent consistent with its 5% limit on investments in illiquid securities. The Fund may purchase and write call or put options on securities but will only engage in option strategies for non-speculative purposes. In addition, the Fund will only engage in option transactions (other than index options) to the extent that no more than 10% of its total assets are subject to obligations relating to such options.

      PURCHASING CALL OPTIONS - The Fund may purchase call options on securities. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions.

      The Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

      Although the Fund would generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange would exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which event it would realize a capital loss which will be short-term unless the option were held for more than one year.

      COVERED CALL WRITING - The Fund may write covered call options from time to time on such portions of its portfolio, without limit, as the Adviser determines is appropriate in seeking to achieve the Fund's investment objective. The advantage to the Fund of writing covered calls is that it receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation thereof.

      During the option period for a covered call option, the writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which the Fund, as writer of an option, terminates its obligation by purchasing an option of the same kind as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

      Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

      If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

      The Fund may write call options only on a covered basis, which means that the Fund would own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

      PURCHASING PUT OPTIONS - The Fund may purchase put options, in which event the Fund would, at all times during which it holds a put option, own the security covered by such option. The purchase of the put on substantially identical securities held would constitute a short sale for tax purposes, the effect of which would be to create short-term capital gain on the sale of the security and to suspend the running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put were acquired, the security had not been held for more than one year.

      A put option purchased by the Fund would give it the right to sell one of its securities for an agreed price up to an agreed date. The Fund may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options would allow the Fund to protect unrealized gains in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Fund would lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

      The Fund may sell a put option purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

      WRITING PUT OPTIONS - The Fund may also write put options on a secured basis which means that the Fund will maintain in a segregated account with its Custodian segregated assets in an amount not less than the exercise price of the option at all times during the option period. The amount of segregated assets held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options would generally be written in circumstances where the Fund wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

      Following the writing of a put option, the Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This would be accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

      STRADDLES - The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle would be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund would also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

INDEX OPTIONS

      The Fund may purchase exchange-listed put and call options on stock indices and sell such options in closing sale transactions for hedging purposes. The Fund may purchase call options on broad market indices to temporarily achieve market exposure when the Fund is not fully invested. The Fund may also purchase exchange-listed call options on particular market segment indices to achieve temporary exposure to a specific industry. The Fund may purchase put options on broad market indices in order to protect its fully invested portfolio from a general market decline. Put options on market segments may be bought to protect the Fund from a decline in value of heavily weighted industries in the Fund's portfolio. Put options on stock indices may be used to protect the Fund's investments in the case of a major redemption. While the option is open, the Fund would maintain a segregated account with its Custodian in an amount equal to the market value of the option.

      Options on indices are similar to regular options except that an option on an index gives the holder the right, upon exercise, to receive an amount of cash if the closing level of the index upon which the option is based is greater than (in the case of a call) or lesser than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier").

RISKS OF OPTIONS

      The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position.

      The Fund's purchases of options on indices may subject it to the risks described below:

      First, because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund will realize a gain or loss on the purchase of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than movements in the price of a particular security. Accordingly, successful use by the Fund of options on indices is subject to the Fund's ability to predict correctly the direction of movements in the market generally or in a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

      Second, index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted. If a trading halt were to occur, the Fund would not be able to close put options which it had purchased and the Fund may incur losses if the underlying index moved adversely before trading resumed. If a trading halt were to occur and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

      Third, if the Fund were to hold an index option and were to exercise it before final determination of the closing index value for that day, it would run the risk that the level of the underlying index may change before closing. If such a change were to cause the exercised option to fall "out-of-the-money," the Fund would be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Though the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

OTHER INVESTMENTS

      The Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed in this SAI and in the prospectus, provided such investment would be consistent with the Fund's investment objective and that it would not violate any fundamental investment policies or restrictions.

INVESTMENT RESTRICTIONS

      LENDING: The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors and investing in loans, including assignments and participation interests.

      NON-FUNDAMENTAL POLICIES AND RESTRICTIONS: In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

      OTHER INVESTMENT COMPANIES: The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

      ILLIQUID SECURITIES: The Fund may not invest more than 10% of its net assets in securities which it can not sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

      In applying the Fund's fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that investments in certain categories of companies will not be considered to be investments in a particular industry. For example: (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.


ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

PURCHASING SHARES

      Shares of the Fund may be purchased without any sales charge through an investment adviser, financial planner, broker, dealer or other investment professional or through a fund supermarket or retirement plan. Shares of the Fund are offered on a continuous basis by the distributor. Other persons may receive compensation for the marketing and shareholder servicing activities in the form of 12b-1 fees payable by the Fund under its 12b-1 Plan.

      The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The minimum initial investment is $5,000 and additional investments must total at least $1,000. The minimum initial investment for qualified retirement accounts is $1,000 ($500 for Education IRAs) and there is no minimum for subsequent investments in these accounts. The Fund may change or waive its policies concerning minimum investment amounts at any time. The Fund's Transfer Agent maintains all shareholder and shareholder transaction(s) records for the Fund.

      The Fund does not intend to issue certificates representing shares purchased. Shareholders will have the same rights of ownership with respect to such shares as if certificates had been issued.

      Shares of the Fund may be purchased at the Fund's net asset value per share (NAV), which is calculated as of the close of the New York Stock Exchange ("NYSE") (usually 4:00 P.M. eastern time) every day the exchange is open. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding. The Fund's securities are valued each day at their market value, which usually means the last quoted sale price on the security's principal exchange on that day. Expenses and fees of the Fund, including management, distribution and shareholder servicing fees, are accrued daily and taken into account for the purpose of determining the net asset value.

      Cash and any receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. The current market value of any option held by the Fund is its last sale price on the relevant exchange before the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and ask prices, options are valued within the range of the current closing bid and ask prices if the valuation is believed to reflect the contract's market value. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV of each class is determined as of such time.

      Upon purchasing shares of the Fund, if a check or draft is returned unpaid to the Fund the Fund may impose a $10 charge for each returned item. All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. The Fund may, in its sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to a shareholder's account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

SELLING SHARES

      Shares of the Fund may be redeemed on any business day that the Fund calculates its NAV. The sale price will be the next NAV calculated after the redemption order is accepted by the Fund's transfer agent. No fees are imposed by the Fund when shares are sold.

      Shares of the Fund may be sold by giving instructions to the Fund's transfer agent by mail or by telephone. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if such procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions. During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement and the Fund reserves the right to suspend this privilege.

      Certain written requests to sell shares require a signature guarantee. For example, a signature guarantee may be required if shares are sold worth $10,000 or more if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. A signature guarantee is used to help protect you and the Fund from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. Signature guarantees must appear together with the signature(s) of the registered owner(s), on: (1) a written request for redemption; or (2) a separate instrument of assignment, which should specify the total number of shares to be redeemed (this "stock power" may be obtained from the Fund or from most banks or stock brokers).

      If shares are sold through a securities dealer or investment professional, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

      Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the request may be delayed until the Fund determines that the Custodian has completed collection of the purchase check which may take up to 10 days. Also, redemption requests for accounts for which purchases were made by wire may be delayed until the Fund receives a completed application for the account. The Board of Trustees may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

      If dividend checks are returned to the Fund marked "unable to forward" by the postal service, the Fund will consider this a request by the shareholder to change the dividend option to reinvest all contributions. The proceeds will be reinvested in additional shares at NAV until the Fund receives new instructions.

      If mail is returned as undeliverable or the Fund is unable to locate you or verify your current mailing address, it may deduct the costs of any efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

      Distribution or redemption checks sent to a shareholder do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by a shareholder's failure to cash such checks.

      The Fund also reserves the right to make a "redemption in kind" if the amount you are redeeming is large enough to affect Fund operations or if the redemption would otherwise disrupt the Fund. For example, the Fund may redeem shares in kind if the amount represents more than 1% of the Fund's assets. When the Fund makes a "redemption in kind" it pays the Seller in portfolio securities rather than cash. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities is described above. Such valuation will be made as of the same time the redemption price is determined.

      In addition, if a shareholder's account balance falls below $1,000, the Fund may request the balance be increased. If it is still below $1,000 after 60 days, the Fund may automatically close the account and forward the proceeds to the shareholder.


MANAGEMENT OF THE TRUST

      TRUSTEES AND OFFICERS

      The Trust is governed by a Board of Trustees which is responsible for protecting the interests of the Fund's shareholders. The Trustees are experienced business persons who meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The names and business addresses of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Trustees who are considered "interested persons" of the investment adviser or of the Trust, as defined in Section 2(a)(19) of the 1940 Act, are noted with an asterisk (*).


                            POSITION(S) HELD           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE       WITH REGISTRANT            DURING THE PAST 5 YEARS
---------------------       ---------------            -----------------------

Theodore F. Ells, Esq.      Chairman of the Trustees   Partner of the Law Firm
28 West 44th Street                                    of Craig & Ells
New York, NY 10036
Age 59

D. Roger B. Liddell*        Trustee                    Managing Director of
61 Broadway                                            Ingalls & Snyder LLC
New York, NY 10006
Age 54

Barnabas B. B. Breed, Esq.  Trustee, Treasurer,        Principal of the Law
Tower Suite 3500            Secretary                  Firm of Breed &
The French Building                                    Associates
551 Fifth Avenue
New York, NY 10017
Age 55

Robert E. Belknap*          Trustee                    Principal and Senior
61 Broadway                                            Director of Ingalls &
New York, NY 10006                                     Snyder LLC
Age 61

The following individuals have agreed to serve as Trustee of the Fund upon the effectiveness of the Registration Statement:

Steven L. Wood              Trustee                    Managing Director of the
2250 Century Square                                    Real Estate Development
1501 Fourth Avenue                                     Firm of Century Pacific,
Seattle, WA 98101                                      L.P.
Age 52


(                 )         Trustee, Assistant         (Officer) of Firstar
                            Treasurer, Assistant       Bank, Administrator of
                            Secretary                  the Fund



                                 ADVISORY BOARD

      The Fund has an Advisory Board whose members are experienced in many different types of business and who assist the Fund's portfolio manager in the ongoing assessment of economic, political and social developments as they may affect the investment strategy of the Fund. The members of the Advisory Board are not compensated, do not give investment advice to the Fund, and are as follows:


                                         PRINCIPAL OCCUPATION(S)
NAME, BUSINESS ADDRESS                   DURING THE PAST 5 YEARS
----------------------                   -----------------------

Thomas H. Belknap, Esq.                  Partner of the Law Firm of Hill &
One International Place                  Barlow
Boston, MA 02110-2607

Mr. David G. Booth                       Managing Director, Ret., of the
15 Garden Place                          investment firm Morgan Stanley Dean
Brooklyn, NY 11201                       Witter, Inc.

Mr. Marc Declerck                        Partner of the investment firm of
Place du Champs de Mars                  Havaux & Cie
2 Marsveldplain
Brussels 1050, Belgium

Mr. Christopher Finn                     Managing Director - International of
20 Berkeley Square                       the merchant banking firm The Carlyle
London W1X 6NB                           Group
United Kingdom

Mr. Jolmer D. Gerritse                   Managing Director of the investment
Nieuwezijds Voorburgwal 162              firm SNS Securities N.V.
1012 SJ Amsterdam
The Netherlands

Mr. John G. Hunter                       Managing Director of the conference
123 East 54th Street                     management company The Management
New York, NY 10022                       Exchange, Inc.

Mr. William J. Loschert                  Chairman of the insurance company ACE
Crosby Court                             UK Limited
38 Bishopsgate
London EC2N 4DL
United Kingdom

Mr. E. Lawrence Minard, III              Managing Editor of Forbes Global
60 Fifth Avenue                          Business & Finance Magazine
New York, NY 10011


                                         PRINCIPAL OCCUPATION(S)
NAME, BUSINESS ADDRESS                   DURING THE PAST 5 YEARS
----------------------                   -----------------------

Mr. C. P. T. Vaughan-Johnson             Deputy Chairman of the private bank
1 Hobart Place                           Duncan Lawrie Limited
London SW1W 0HU
England

Mr. Wynant D. Vanderpoel                 President of private investment
79 East 79th Street                      company The Vanderpoel Group
New York, NY 10021

Mr. Lewis M. Weston                      Limited Partner of the investment firm
85 Broad Street                          Goldman, Sachs & Company
New York, NY 10004

Mr. Christopher Wetherhill               Managing Director of the mutual fund
P. O. Box HM 951                         services firm Hemisphere Management
Hamilton HM DX                           Ltd.
Bermuda

Mr. Edward W. Wheeler                    Senior Vice President of the
630 3rd Avenue                           investment research firm The
New York, NY 10017                       Buckingham Research Group, Inc.

Mr. Robert D. White                      Chief Operating Officer of the
414 East 75th Street                     investment firm Investor Select
New York, NY 10021                       Advisers, Inc.

Roger T. Wickers, Esq.                   Senior Vice President and General
99 Springfield Point                     Counsel, Ret., of the mutual fund
Wolfeboro, NH 03894                      management company The Keystone Group

Mr. Henry K. Wingate                     Independent Educational Consultant
P.O. Box 197
Sandisfield, MA 01255


      COMPENSATION OF TRUSTEES: The Trust does not compensate the Trustees who are officers or employees of the Adviser or its affiliates. The "independent" Trustees receive a fee of $250 for each meeting of the Trustees which they attend in person or by telephone. Trustees are reimbursed for travel and other out-of-pocket expenses. The Board of Trustees is expected to hold regular quarterly meetings each year, and would receive the annual compensation shown below from the Trust for serving on the Board and attending such meetings. The Trust does not offer any retirement benefits for Trustees. As of July 15th,

1999, the officers and Trustees, individually and as a group, owned beneficially less than 1% of the outstanding shares of the Fund.

                                                       AGGREGATE COMPENSATION
NAME OF TRUSTEE             TITLE                      FROM TRUST
---------------             -----                      ----------------------
Theodore F. Ells, Esq.      Chairman of the Trustees   $1,000
Steven L. Wood              Trustee                    $1,000
D. Roger B. Liddell         Trustee                    None
Barnabas B. B. Breed        Trustee                    $1,000
Robert E. Belknap           Trustee                    None


      INVESTMENT ADVISER AND ADVISORY AGREEMENT: Ingalls & Snyder LLC ("Ingalls & Snyder" or the "Adviser"), having its principal offices located at 61 Broadway, New York, NY 10006, is the Fund's investment adviser. Ingalls & Snyder is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

      Ingalls & Snyder serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement with the Trust dated as of ________________ (the "Advisory Agreement'). Under the Advisory Agreement, the Adviser, subject to the supervision of the Trustees, provides a continuous investment program for the Fund, including investment research and management with respect to securities, investments and cash equivalents, in accordance with the Fund's investment objective, policies and restrictions as set forth in its prospectus, this SAI and the resolutions of the Trustees. The Adviser is responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Adviser also maintains books and records with respect to the securities transactions of the Fund and furnishes to the Trustees such periodic or other reports as the Trustees may request.

      The Fund is obligated to pay the Adviser a monthly fee equal to an annual rate of 1.00% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive its advisory fee or make payments to limit Fund expenses to the extent necessary to ensure that total operating expenses of the Fund do not exceed 1.70% of average daily net assets during the Fund's first year of operations. This voluntary arrangement may be terminated by the Adviser at any time.

      During the term of the Advisory Agreement, the Adviser will pay all expenses incurred by it in connection with its activities thereunder except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others. (Rev.d 7/9/99)

      Ingalls & Snyder is an independent, privately owned firm. Its shareholders consist of twenty-five directors, none of whom owns 25% of its outstanding stock.

      Unless sooner terminated in accordance with its terms, the Advisory Agreement is initially effective for a period of two years and may be continued from year to year, provided that such continuance is approved at least annually by a vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund, or by the Trustees, and in either event by vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval of any continuance will be effective with respect to the Fund if a majority of the outstanding voting securities of the Fund votes to approve such continuance.

      The Advisory Agreement will automatically terminate in the event of its "assignment" as that term is defined in the 1940 Act, and may be terminated without penalty at any time upon 60 days' written notice to the other party: (i) by the majority vote of all the Trustees or by majority vote of the outstanding voting securities of the Fund; or (ii) by the Adviser.

      The Advisory Agreement may be amended by the parties, provided, in most cases, that any such amendment is specifically approved by the vote of a majority of the outstanding voting securities of the Fund and by the vote of a majority of the Trustees who are not interested persons of the Fund or of the Adviser, cast in person at a meeting called for the purpose of voting upon such approval.

      Under the terms of the Advisory Agreement, the Adviser will be liable to the Fund only for losses resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

      The Adviser and the Trustees have agreed that the Fund will use the name "Legacy," and that other funds with differing investment objectives may also be formed under the Legacy name.


CODE OF ETHICS

      Both the Fund and the Adviser have adopted a Code of Ethics that governs the conduct of employees of the Fund and the Adviser who may have access to information about the Fund's securities transactions. The Code recognizes that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Code requires pre-clearance of personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Fund or other clients of the adviser; and prohibitions against personal trading of initial public offerings. Violations of the code are subject to review by the Trustees and could result in severe penalties.


SERVICE AGREEMENTS

      As more fully described below, the Trust has entered into a number of agreements with Firstar Mutual Funds Services, LLC ("Firstar"), a Wisconsin limited liability company, pursuant to which management-related and other services are performed for the Fund. Firstar serves as the Administrator, Transfer and Dividend Disbursing Agent, and Fund Accountant. Firstar Trust Company serves as the Fund's Custodian. The principal offices of Firstar and Firstar Trust Company are located at 615 Michigan Avenue, Milwaukee, WI 53202.

      ADMINISTRATOR

      Pursuant to an Administration Agreement with the Trust dated as of ________________ (the "Administration Agreement"), Firstar serves as Administrator of the Fund and subject to the direction and control of the Trustees, supervises all aspects of the operation of the Fund except those performed by the Fund's Adviser. As administrator, Firstar receives asset-based fees at the annual rates of 0.06% on the first $200 million of average daily net assets, 0.05% on the next $500 million of average daily net assets and 0.03% on average daily net assets above $700 million, subject to a minimum amount of $ _____ per year.

      Under the Administration Agreement, Firstar provides certain administrative services and facilities for the Fund. These services include preparing and maintaining books, records, tax and financial reports, and monitoring compliance with state and federal regulatory requirements.

      FUND ACCOUNTING

      Pursuant to an Accounting Agreement with the Trust dated as of November 11, 1998 (the "Accounting Agreement"), Firstar is responsible for accounting relating to the Fund and its investment transactions; maintaining certain books and records of the Fund; determining daily the net asset value per share of the Fund and calculating yield, dividends and capital gain distributions; and preparing security position, transaction and cash position reports.

      Under the Accounting Agreement, Firstar maintains portfolio trading records and records of brokerage activity in order to provide monthly brokerage reports which identify brokers and set forth commission amounts. Firstar also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. Firstar is responsible for expenses accrued and payment reporting services. Firstar provides tax accounting services and tax-related financial information to the Trustees. Firstar also monitors compliance with the regulatory requirements relating to maintaining accounting records.

      TRANSFER AGENT

      Pursuant to a Transfer Agency Agreement with the Trust dated as of ________________ (the "Transfer Agency Agreement"), Firstar acts as the Trust's transfer, dividend disbursing and redemption agent. Firstar provides certain shareholder and other services to the Trust, including: furnishing account and transaction information; providing mailing labels for the distribution to the Fund's shareholders of financial reports, prospectuses, proxy statements and other such materials; providing compliance reporting; calculating distribution plan and marketing expenses; and maintaining shareholder account records.

      Firstar is responsible for processing orders for Fund shares and ensuring appropriate participation with the National Securities Clearing Corporation for transactions with Fund shares. If so requested by the Trustees, Firstar will produce shareholder lists and reports for proxy solicitations. Firstar receives and processes redemption requests and administers distribution of redemption proceeds. Firstar also handles shareholder inquiries and provides routine account information. In addition, Firstar prepares and files appropriate tax related information concerning dividends and distributions to shareholders.

      CUSTODIAN

      Pursuant to a Custodian Servicing Agreement with the Trust dated as of November 11, 1998 (the "Custodian Agreement"), Firstar Trust Company acts as the Custodian of the Fund's securities and cash. Portfolio securities purchased in the U.S. are maintained in the custody of the Custodian and may be entered into the Federal Reserve Book Entry System of the security depository system of the Depository Trust Corporation. Firstar Trust Company maintains one account in the name of the Fund. Firstar Trust Company is responsible for holding and making payments of all cash received for the account of the Fund.

      From the Fund's account Firstar Trust Company may make payments for the purchase of securities, payment of interest, taxes, fees and other operating expenses. As the Custodian, Firstar Trust Company is authorized to endorse and collect checks, drafts or other orders for payment. Firstar Trust Company is responsible for the release or delivery of portfolio securities. Firstar Trust Company also monitors compliance with the regulatory requirements of the Treasury Department, Internal Revenue Service and the laws of the various states. Firstar Trust Company is compensated on the basis of an annual fee based on the market value of the assets of the Fund and on fees for certain transactions.

      DISTRIBUTOR

      Ingalls & Snyder LLC (the "Distributor"), located at 61 Broadway, New York, NY 10006, serves as the underwriter and distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of _______________ (the "Distribution Agreement"). The distributor is registered as a broker-dealer under the 1934 Act and each state's securities laws and is a member of the National Association of Securities Dealers ("NASD"). The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use appropriate efforts to solicit orders for the sale of Fund shares and undertake such advertising and promotion as it deems reasonable, including, but not limited to, advertising, compensation to underwriters, dealers and sales personnel, printing and mailing prospectuses to persons other than current Fund shareholders, and printing and mailing sales literature.

      DISTRIBUTION PLAN

      The Board of Trustees has adopted a Distribution and Shareholder Servicing Plan ("the Plan") on behalf of the Fund, in accordance with Rule 12b-1 (the "Rule") under the 1940 Act. The Fund is authorized under the Plan to use the assets of the Fund to reimburse the Distributor or others for certain activities relating to the distribution of shares of the Fund to investors and the provision of shareholder services. The maximum amount payable under the Plan is 0.25% of the Fund's average net assets on an annual basis. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of an investor's investment.

      The NASD's maximum sales charge rule relating to mutual fund shares establishes limits on all types of sales charges, whether front-end, deferred or asset-based. This rule may operate to limit the aggregate distribution fees to which shareholders may be subject under the terms of the Plan.

      The Plan authorizes the use of distribution fees to pay, or reimburse expenses incurred by, banks, broker-dealers and other institutions which provide distribution assistance and/or shareholder services including, but not limited to, printing and distributing prospectuses to persons other than Fund shareholders, printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Fund, furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries. Such services may be performed by the Distributor, the Adviser or others.

      The Plan requires that any person authorized to direct the disposition of monies paid or payable by the Fund pursuant to the Plan or any related agreement prepare and furnish to the Trustees for their review, at least quarterly, written reports complying with the requirements of the Rule and setting out the amounts expended under the Plan and the purposes for which those expenditures were made. The Plan provides that so long as it is in effect the selection and nomination of Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees then in office who are not interested persons of the Trust.

      Neither the Plan nor any related agreements can take effect until approved by a majority vote of both all the Trustees and those Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan cast in person at a meeting called for the purpose of voting on the Plan and the related agreements. The Trustees approved the Plan on
----------------.

      The Plan will continue in effect only so long as its continuance is specifically approved at least annually by the Trustees in the manner described above for Trustee approval of the Plan. The Plan for the Fund may be terminated at any time by a majority vote of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operations of the Plan or in any agreement related to the Plan or by vote of a majority of the outstanding voting securities of the Fund.

      The Plan may not be amended so as to materially increase the amount of the distribution fees for the Fund unless the amendment is approved by a vote of at least a majority of the outstanding voting securities of the Fund. In addition, no material amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plan.

      INDEPENDENT ACCOUNTANTS

      The Fund's independent accountants, ________________, will audit the Fund's annual financial statements and review the Fund's tax returns. ____________ is located at ________________.


PORTFOLIO TRANSACTIONS AND TURNOVER

      The Fund's portfolio securities transactions are placed by the Investment Adviser. One of the main objectives of the Fund is to obtain the best available prices in its portfolio transactions, taking into account the costs, promptness of executions and other qualitative considerations. There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. The Investment Adviser evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions, including the broker's commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in servicing the Investment Adviser and its clients. In transactions on equity securities and U.S. Government securities executed in the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where, in the opinion of the Investment Adviser, better prices and executions are available elsewhere.

      The Investment Adviser, when effecting purchases and sales of portfolio securities for the account of the Fund, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges, if reasonable, in relation to brokerage and research services provided to the Fund or the Investment Adviser by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Investment Adviser may use research and services provided by brokers and dealers in servicing all its clients, including the Fund, and not all such services will be used by the Investment Adviser in connection with the Fund. In accordance with the provisions of Section 28(e) of the 1934 Act, the Adviser may from time to time receive services and products which serve both research and non-research functions. In such event, the Adviser makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component. Brokerage may be allocated to Ingalls & Snyder, in its capacity as broker-dealer. Brokerage may also be allocated to dealers in consideration of the Fund's share distribution but only when execution and price are comparable to that offered by other brokers.

      The Investment Adviser provides investment advisory services to individuals and other institutional clients, including corporate pension plans, profit-sharing and other employee benefit trusts, and other investment pools. There may be occasions when other investment advisory clients advised by the

Investment Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Investment Adviser may average the transactions as to price and allocate the amount of available investments in a manner which it believes to be equitable to each client, including the Fund. As well, to the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions.

      The Fund does not normally engage in frequent trading activities for short-term gains; however, the Adviser will effect portfolio transactions without regard to holding period if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. While the Fund anticipates that its annual portfolio turnover rate should not exceed 50% under normal conditions, it is impossible to predict portfolio turnover rates. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.


SHARES OF BENEFICIAL INTEREST

      The Trust is a series business trust that currently offers one series of shares. The beneficial interest of the Trust is divided into an unlimited number of shares, with a par value of $0.00l each. Each share has equal dividend, voting, liquidation and redemption rights. There are no conversion or preemptive rights. Shares, when issued, will be fully paid and nonassessable. Fractional shares have proportional voting rights. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person to the Board of Trustees. Shares will be maintained in open accounts on the books of the Transfer Agent, and certificates for shares will generally not be issued.

      If they deem it advisable and in the best interests of shareholders, the Trustees may create additional funds, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such funds, which may differ from each other as to expenses and dividends. If additional funds are created, shares of each fund are entitled to vote only to the extent required by the 1940 Act or as permitted by the Trustees. Upon the Trust's liquidation, all shareholders of a fund would share pro-rata in the net ASSETS of such fund available for distribution to shareholders of the fund, but, as shareholders of such a fund, would not be entitled to share in the distribution of assets belonging to any other fund.


DIVIDENDS

      A shareholder will automatically receive all dividend and capital gain distributions in additional full and fractional shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Fund will confirm all account activity, including the payment of dividend and capital gain distributions and all Fund share transactions. Shareholders may rely on these statements in lieu of stock certificates. Stock certificates representing shares of the Fund will not be issued.


ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

      DISTRIBUTIONS

      DISTRIBUTIONS OF NET INVESTMENT INCOME. The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitute its net investment income from which dividends may be paid to shareholders. Any distributions by the Fund from such income will be taxable to most U.S. shareholders as ordinary income, whether such income is taken in cash or in additional shares.

      DISTRIBUTIONS OF CAPITAL GAINS. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to most U.S. shareholders as ordinary income. Distributions paid from long-term capital gains realized by the Fund will be taxable to most U.S. shareholders as long-term capital gain, regardless of how long the shares have been held. Any net short-term or long-term capital gains realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

      INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. The Fund will inform all shareholders of the amount and character of all distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If shareholders have not held Fund shares for a year, said shareholders may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Fund.

      TAXES

      ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. The Fund intends to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to shareholders. The Board of Trustees reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to the shareholders. In such case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as ordinary dividend income to the extent of the Fund's available earnings and profits.

      EXCISE TAX DISTRIBUTION REQUIREMENTS. The Code requires the Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its net capital gain income earned during the twelve month period ending October 31 (in addition to undisputable amounts from the prior year) to shareholders by December 31 of each year in order to avoid federal excise taxes. The Fund intends to declare and pay sufficient dividends in December (or in January that are treated by shareholders as received in December) but does not guarantee and can give no assurances that such distributions will be sufficient to eliminate all such taxes.

      REDEMPTION OF FUND SHARES. Redemptions and exchanges of Fund shares of U.S. shareholders are taxable transactions for federal and state income tax purposes which cause such shareholders to recognize a gain or loss. If shares are held as a capital asset, the gain or loss realized will be a capital gain or loss. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to U.S. shareholders to the extent of any long-term capital gains distributed to such shareholders by the Fund on those shares.

      All or a portion of any loss realized upon the redemption of Fund shares by U.S. shareholders will be disallowed to the extent that such shareholders purchase other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after said share redemption. Any loss disallowed under these rules will be added to the tax basis of the new shares purchased.

      DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. Dividends paid by the Fund will generally qualify in part for the 70% dividends-received deduction for U.S. corporations, but the portion of the dividends so qualifying depends on the aggregate taxable qualifying dividend income received by such corporation from domestic (13.5.) sources. The Fund will send to shareholders a statement each year advising the amount designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in any alternative minimum taxable income calculation.

      INVESTMENT IN COMPLEX SECURITIES. The Fund may invest in complex securities. Such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain and/or accelerate the recognition of income to the Fund or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by the Fund.


INVESTMENT PERFORMANCE

      For purposes of quoting and comparing the performance of the Fund to other mutual funds and to relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of a fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

      YIELD INFORMATION

      From time to time, the Fund may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                            YIELD = 2[(A-B + 1)6 - 1]
                                       ---
                                       cd

            Where:
                  a =   dividends and interest earned during the period.
                  b =   expenses accrued for the period (net of
                        reimbursements).
                  c     = the average daily number of shares  outstanding during
                        the period that were entitled to receive dividends.
                  d     = the maximum  offering  price per share on the last day
                        of the period.

      Yields for the Fund used in advertising are computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by a Fund's offering price at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

      TOTAL RETURN PERFORMANCE

      Under the rules of the SEC, funds advertising performance must include total return quotes, "T" below, calculated according to the following formula:

                                 P(1+T)N=ERV

      Where:
            P = a  hypothetical  initial  payment  of $l,000
            T = average  annual total  return
            N = number  of  years  (1,  5 or  10)
            ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

      The average annual total return will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the prospectuses on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestment would be included as would any recurring account charges that might be imposed by the Fund.

      The Fund may also from time to time include in such advertising an aggregate total return figure or an aggregate annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. The Fund may quote an aggregate total return figure in comparing the Fund's total return with data published by Lipper Analytical Services, Inc. or with the performance of various indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, Russell Indices, and the Value Line Composite Index. For such purposes, each Fund calculates its aggregate total return for the specified periods of time by assuming the investment of $1,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

      The Fund does not, for these purposes, deduct from the initial value invested any amount representing sales charges. The Fund would, however, disclose the maximum sales charge and would also disclose that the performance data does not reflect sales charges and that the inclusion of sales charges would reduce the performance quoted, if a sales charge is in effect. To calculate its average annual total return, the aggregate return is then annualized according to the SEC's formula for total return quotes, outlined above. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

      The Fund may also advertise the performance rankings assigned by various publications and statistical services, including but not limited to SEI, Lipper Mutual Fund Performance Analysis, Intersect Research Survey of Non-U.S. Equity Fund Returns, Frank Russell International Universe, and any other data which may be presented from time to time by such analysts as Dow Jones, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, IBC/Donaghue's Average/U.S. Government and Agency, or as they appear in various publications, including but not limited to, The Wall Street Journal, Forbes, Barron's, Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA Today and other regional publications.

                              FINANCIAL STATEMENTS

                               LEGACY GROWTH FUND
                       Statement of Assets and Liabilities


ASSETS
      Cash                                                        $(     -     )
      Receivable from sponsor
      Prepaid initial registration fees
      Prepaid insurance                                           --------------
      Total Assets                                                $(     -     )

LIABILITIES
      Payable to sponsor                                          $
                                                                   -------------
            Total Liabilities                                     $(     -     )

      NET ASSETS                                                  $(     -     )


Capital Shares, $0.001 par value,                                  (     -     )
      unlimited shares authorized                                 --------------

Net asset value offering and redemption price per share           $(     -     )
       (net assets/shares outstanding)


                               LEGACY GROWTH FUND
                             Statement of Operations
          For the Period ____________ (inception) through _____________





EXPENSES
Organization                                                      $
Less: Accrued expenses to be paid                                ($          )
      by sponsor


Net Income (loss)                                                -------------
                                                                 $0



                               LEGACY GROWTH FUND
                        Notes to the Financial Statements
            For the Period ________ (inception) through ____________




1.    Organization

The Legacy Growth Fund (the "Fund") is a series of The Legacy Funds (the "Trust"), a business trust organized on ____________ in the state of Delaware and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The Legacy Growth Fund is currently the only series of the Trust. The Fund has had no operations other than those relating to organizational matters, including the sale of 10,000 shares for cash in the amount of $100,000, which were sold to Ingalls & Snyder LLC (the "Adviser"), on ____________.

2.    Significant Accounting Policies

(a)   Organization and Prepaid Initial Registration Expenses
      Expenses incurred by the Trust in connection with the organization and the initial public offering of shares are expended as incurred. These expenses were advanced by the Adviser, which voluntarily agreed to reimburse the Fund for such expenses, subject to potential recovery (see Note 3). Prepaid initial registration expenses are deferred and amortized over the period of benefit.

(b)   Federal Income Taxes
      The Fund intends to comply with those requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

(c)   Use of Estimates
      The preparation of financial statements in conformity with generally accepted accounting principles requires the making of estimates and use of assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.    Investment Adviser

      The Trust has an Investment Advisory Agreement (the "Agreement") with the Adviser, with whom certain officers and Trustees of the Trust are affiliated, to furnish advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1% of the Fund's average daily assets.

      The Adviser has agreed to voluntarily waive its management fee and/or reimburse the Fund's other expenses, including organization expenses, to the extent necessary to ensure that the Fund's operating expenses do not exceed 1.70% of its average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

4.    Distribution Plan

      The Trust, on behalf of the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that the Fund may reimburse the Fund's distributor or others at an annual rate of up to 0.25% of the average daily net assets attributable to its shares. Payments under the 12b-1 Plan shall be used to compensate or reimburse the Fund's distributor for services provided and expenses incurred in connection with the sale of shares and are tied to the amounts of actual expenses incurred.


                         INDEPENDENT ACCOUNTANTS' REPORT

To the Shareholder and Board of Trustees of the Legacy Growth Fund

      We have audited the accompanying statement of assets and liabilities of the Legacy Growth Fund (the "Fund"), as of ______________ and the related statement of operations for the period ____________ (inception) through ______________. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based upon our audit.

      We have conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Fund as of _____________ and the results of its operations for the period ______________ (inception) through ______________, in conformity with generally accepted accounting principles.

                           PART C. OTHER INFORMATION
                           -------------------------


Item 23.  Exhibits

      (a)   Certificate of Trust of the Registrant

                  (1) Agreement and Declaration of Trust of Registrant dated July 14, 1999 to be filed by Pre-Effective Amendment.

                  (2) Certificate of Trust of Registrant dated July 14, 1999 is filed herewith as Exhibit No. 23(a)(2).

      (b)   By-Laws of the Registrant is filed herewith as Exhibit No. 23(b).

      (c)   Instruments Defining Rights of Security Holders

                  (1) Agreement and Declaration of Trust to be filed by Pre-Effective Amendment.

                  (2)   Certificate of Trust. (See Exhibit 23(a)(2).)

                  (3)   By-Laws of Registrant. (See Exhibit 23(b).)

      (d) Investment Advisory Agreement dated as of __________, 1999 between the Registrant and Ingalls & Snyder, LLC is filed herewith as Exhibit No. 23(d).

      (e) Distribution Agreement dated as of __________, 1999 between the Registrant and Ingalls & Snyder, LLC is filed herewith as Exhibit No. 23(e).

      (f)   Not Applicable

      (g) Custodian Services Agreement dated as of ________, 1999 between the Registrant and Firstar Trust Company is filed herewith as Exhibit No. 23(g)(1).

      (h)   Other Material Contracts

                  (1) Fund Administration Servicing Agreement dated as of ________, 1999 between the Registrant and Firstar Mutual Fund Service, LLC is filed herewith as Exhibit No. 23(h)(1).

                  (2) Fund Accounting Servicing Agreement dated as of ________, 1999 between the Registrant and Firstar Mutual Fund Service, LLC is filed herewith as Exhibit No. 23(h)(2:).

                  (3) Transfer Agency Services Agreement dated as of ________, 1999 between the Registrant and Firstar Mutual Fund Service, LLC is filed herewith as Exhibit No. 23(h)(3).

      (i) Legal Opinion and Consent of Hughes Hubbard & Reed LLP to be filed by Pre-Effective Amendment.

      (j)   Consent  of  independent  auditors  to  be  filed  by  Pre-Effective
            Amendment.

      (k)   Omitted Financial Statements to be filed by Pre-Effective Amendment.

      (l)   Initial Capital Agreements to be filed by Pre-Effective Amendment

      (m)   Rule 12b-1 Plan is filed herewith as Exhibit No. 23(m).

      (n)   Not Applicable

      (o)   Not Applicable

Item 24.  Persons Controlled by or under Common Control with Fund

      [Not Applicable]

Item 25.  Indemnification

      Reference is made to Section 7.02 of the Registrant's Agreement and Declaration of Trust.

      Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of Investment Adviser

      [To be completed by amendment.]

Item 27. Principal Underwriters

      (a)   Not Applicable

      (b)   [To be completed by amendment.]


NAME OF DIRECTOR OR          PRINCIPAL BUSINESS ADDRESS  POSITIONS AND OFFICES
-------------------          --------------------------  ---------------------
OFFICER OF THE DISTRIBUTOR                               WITH DISTRIBUTOR
--------------------------                               ----------------





Item 28. Location of Accounts and Records

      The books and other documents required to be maintained pursuant to Rule 31a-1(b) (4) and (b) (10) are in the physical possession of the Fund's Investment Adviser, Ingalls & Snyder LLC, 61 Broadway, New York, New York, 10006; accounts, books and other documents required by Rule 31a-1(b) (5) through
(7) and (b) (11) and Rule 31a-1(f) are in the physical possession of Ingalls & Snyder LLC, 61 Broadway, New York, New York, 10006; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of Firstar Mutual Fund Services, LLC, 615 East Michigan Street, P.O. Box 701, Milwaukee, Wisconsin, 53201-0701.

Item 29. Management Services

      [Not Applicable]

Item 30. Undertakings

      [Not Applicable]

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on July 24, 1999.


                                    THE LEGACY FUNDS, INC.


                                    By:   /S/ THEODORE F. ELLS
                                          ----------------------------------
                                          Theodore F. Ells, Esq.
                                          Chairman of the Board of
                                          Trustees

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

      /S/ THEODORE F. ELLS         Chairman of the Board   July 26, 1999
--------------------------------   of Trustees and Trustee
     (Theodore F. Ells, Esq.)      (Principal Executive
                                   Officer)


    /S/ BARNABAS B. B. BREED       Treasurer  (Principal   July 26, 1999
--------------------------------   Financial Officer) and
   (Barnabas B. B. Breed, Esq.)    Trustee


      /S/ ROBERT E. BELKNAP        Trustee                 July 26, 1999
--------------------------------
       (Robert E. Belknap)


    /S/ D. ROGER B. LIDDELL        Trustee                 July 26, 1999
------------------------------
    (D. Roger B. Liddell)